UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    ZS Crossover Management, L.L.C.

Address: 1133 Avenue of the Americas
         New York, New York 10036

13F File Number: 028-12895

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ned Sherwood
Title:   Member
Phone:   212-398-6200


Signature, Place and Date of Signing:


/s/ Ned Sherwood                 New York, New York          November 13, 2009
----------------------       -----------------------        --------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:      5,328
                                           (thousands)


List of Other Included Managers:

                  1) 028-12892                       ZS Crossover II L.P.
                  2) 028-12887                       ZS Crossover II GP, L.L.C.


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

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------              --------------   -----       --------   -------   --- ----   ----------  --------  ----    ------  ----
CAPITAL SOUTHWEST CORP      COM              140501107   5,328      69,420    SHS        SOLE        2         69,420








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